SUBSEQUENT EVENTS (Details) - USD ($)	Mar. 07, 2024	Jan. 25, 2024	Feb. 24, 2023	Aug. 02, 2022	Jul. 14, 2022	Jun. 30, 2022
SUBSEQUENT EVENTS
Aggregate gross proceeds			$ 7,000,000.0
Net Proceeds from Issuance Offering			$ 5,800,000
February Pre Funded Warrant
SUBSEQUENT EVENTS
Shares warrants may purchase			170,833
February Offering
SUBSEQUENT EVENTS
Number of shares issued for warrants			412,500
ADS
SUBSEQUENT EVENTS
Shares warrants may purchase			280,000			28,508
Exercise price of warrants			$ 60.00	$ 0.00	$ 0.00
ADS | February Pre Funded Warrant
SUBSEQUENT EVENTS
Shares warrants may purchase			170,833
Warrant price			$ 11.9988
ADS | February Offering
SUBSEQUENT EVENTS
Number of shares issued for warrants			412,500
Shares Issued, Price Per Share			$ 12.00
Subsequent Event
SUBSEQUENT EVENTS
Aggregate gross proceeds	$ 6,500,000
Subsequent Event | Alumni Purchase Agreement
SUBSEQUENT EVENTS
Commitment amount		$ 8,000,000
Minimum commitment amount		$ 4,000,000
Floor price		$ 1.00
Maximum commitment securities value		$ 240,000
Purchase agreement period		180 days
Subsequent Event | Prior Warrants
SUBSEQUENT EVENTS
Shares warrants may purchase	638,834
Exercise price of warrants	$ 1.60
Subsequent Event | Public Offering 2024
SUBSEQUENT EVENTS
Aggregate gross proceeds	$ 6,500,000
Net proceeds from offering	$ 5,600,000
Threshold period for not to enter into an agreement to effect a variable rate transaction, after the closing date of the Offering	180 days
Threshold period for not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents, after the closing date of the Offering	90 days
Subsequent Event | Public Offering 2024 | 2024 Warrants
SUBSEQUENT EVENTS
Combined public offering price	$ 1.5999
Exercise price of warrants	$ 1.60
Warrant maturity term	5 years
Subsequent Event | Public Offering 2024 | Series D Warrants
SUBSEQUENT EVENTS
Warrants issued (in shares)	4,062,500
Number of ordinary shares for each ADS	1
Subsequent Event | Public Offering 2024 | Series E Warrants
SUBSEQUENT EVENTS
Warrants issued (in shares)	4,062,500
Number of ordinary shares for each ADS	1
Subsequent Event | Public Offering 2024 | 2024 Pre-Funded Warrants
SUBSEQUENT EVENTS
Warrants issued (in shares)	3,251,250
Number of ordinary shares for each ADS	1
Combined public offering price	$ 1.60
Exercise price of warrants	$ 0.0001
Warrant maturity term	2 years
Subsequent Event | ADS | Public Offering 2024
SUBSEQUENT EVENTS
Number of shares issued for warrants	811,250
Subsequent Event | ADS | Public Offering 2024 | Series D Warrants
SUBSEQUENT EVENTS
Shares warrants may purchase	4,062,500
Subsequent Event | ADS | Public Offering 2024 | Series E Warrants
SUBSEQUENT EVENTS
Shares warrants may purchase	4,062,500
Subsequent Event | ADS | Public Offering 2024 | 2024 Pre-Funded Warrants
SUBSEQUENT EVENTS
Shares warrants may purchase	3,251,250